Note 9 - Production Costs	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
9	Production costs

	2020	2019	2018

Salaries and wages	16,122	13,905	13,160
Consumable materials – Operations	14,938	13,020	12,143
Consumable materials – COVID-19	824	–	–
Electricity costs	8,312	6,383	9,313
Site restoration	–	–	84
Safety	708	525	592
Cash-settled share-based expense (note 30.1(a))	634	107	43
On mine administration	1,800	2,159	3,569
Pre-feasibility exploration costs	373	301	411
	43,711	36,400	39,315